Corporate information	12 Months Ended
Dec. 31, 2024
Parent Company Information [abstract]
Corporate information
1. Corporate information
Copa Holdings, S. A. (“the Company”) was incorporated according to the laws of the Republic of Panama on May 6, 1988 with an indefinite duration. The Company is a public company listed in the New York Stock Exchange (NYSE) under the symbol CPA since December 14, 2005. The address of its registered office is Boulevard Costa del Este, Avenida Principal y Avenida de la Rotonda, Urbanización Costa del Este, Complejo Business Park, Torre Norte, Parque Lefevre, Panama City, Republic of Panama.
The main subsidiaries included in these consolidated financial statements are as follows:
•Compañía Panameña de Aviación, S. A. (“Copa Airlines”): the Company’s core operation is incorporated according to the laws of the Republic of Panama and provides international air transportation for passengers, cargo and mail, operating from its Panama City hub in the Republic of Panama.
•AeroRepública, S. A. (“AeroRepública”): is a Colombian air carrier, incorporated according to the laws of the Republic of Colombia which provides domestic and international air transportation for passengers, cargo, and mail.
AeroRepública operates “Wingo” a brand under a low-cost business model. Wingo operates administratively and functionally under AeroRepública, with an independent structure for its commercialization, distribution systems and customer service.
•Oval Financial Leasing, Ltd. (“OVAL”): incorporated according to the laws of the British Virgin Islands, it controls the special-purpose entities that have a beneficial interest in the majority of the Company’s fleet, which is leased to either Copa Airlines or AeroRepública.
•La Nueva Aerolínea, S.A. (“LNA”): is a Panamanian air carrier, incorporated according to the laws of the Republic of Panama and provides domestic and international air transportation for passengers, cargo and mail, operating from the Republic of Panama. LNA, operates air transportation for passengers under “Wingo’s” brand.
The Company currently offers approximately 401 daily scheduled flights to 82 destinations in 32 countries in North, Central and South America and the Caribbean, mainly from its Panama City Hub. Additionally, the Company provides passengers with access to flights to more than 180 international destinations through codeshare agreements. The Company is part of Star Alliance, the leading global airline network since June 2012.
The Company has a broad commercial alliance with United Airlines Holdings, Inc. (“United”), which was renewed during May 2021, for another five years. This Alliance includes an extensive and expanding code-sharing and technology cooperation.
Copa Airlines has the loyalty program “ConnectMiles”, designed to strengthen the relationship with its frequent flyers and provide exclusive attention. ConnectMiles members are eligible to earn and redeem miles to any of Star Alliance’s, 1,200 (unaudited) destinations within 25 airlines members (unaudited).
As of December 31, 2024, the Company operates a fleet of 112 aircraft with an average age of 10.1 years, and consists of 67 Boeing 737-800 Next Generation aircraft, 9 Boeing 737-700 Next Generation aircraft, 1 Boeing 737-800 BCF, 32 737-MAX 9 aircraft and 3 737-MAX 8 aircraft . In March 2022, the newly converted freighter aircraft, the Boeing 737-800 BCF (Boeing Converted Freighter) with a capacity of 21.7 tons per flight, began operations. The aircraft came from the Company’s fleet and was converted into a freighter by Boeing. This freighter aircraft will further increase cargo capacity.
The consolidated financial statements for the year ended December 31, 2024 have been authorized for issuance by the Company’s Chief Executive Officer and Chief Financial Officer on April 28, 2025.